May 18, 2010

Via Facsimile Transmission and Edgar

United States Securities And Exchange Commission

Division of Corporation Finance

100 F St, N.E.

Washington, D.C. 20549

Attn: Mr. Sean Donahue

Re: Vaughan Foods, Inc.

Registration Statement on Form S-3

File No. 333-165589

Dear Sirs:

In connection with the proposed public offering by of the Company’s securities under the above referenced Registration Statement, the Company hereby requests, pursuant to Rule 461(a) under the Rules and Regulations promulgated under the Securities Act of 1933, as amended, that the Registration Statement become effective at 9:00 a.m. Eastern Time, on May 21, 2010, or as soon thereafter as practicable.

With respect to this request the Company acknowledges that:

•

Should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;

•

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and

•

The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Vaughan Foods, Inc.

/s/ Gene P. Jones

Gene P. Jones, Secretary, Treasurer and Chief Financial Officer